Derivatives, Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives (Textual) [Abstract]
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	$ 4,607	$ 2,318	$ (1,072)
Net derivative gains (losses) from economic hedges related to mortgage loans held for sale and derivative loan commitments	(1,800)	(141)	857
Not designated as hedging instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	1,768	(4,959)	4,947
Derivatives (Textual) [Abstract]
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	4,600	2,300	(1,100)
Not designated as hedging instrument [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	4,751	2,595	(567)
Not designated as hedging instrument [Member] | Net gains on trading and securities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(2,090)	(6,987)	5,259
Not designated as hedging instrument [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(893)	(567)	255
Not designated as hedging instrument [Member] | Personnel expense [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(778)
Economic hedges [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	1,061	(26)	35
Economic hedges [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	2,694	2,178	(230)
Economic hedges [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1,192)	(2,122)	(404)
Economic hedges [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(455)	(77)	669
Economic hedges [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	14	(5)	0
Economic hedges [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	2,787	2,177	(215)
Economic hedges [Member] | Mortgage banking [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	2,787	2,177	(215)
Economic hedges [Member] | Mortgage banking [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Mortgage banking [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Mortgage banking [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gains on trading and securities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1,167)	(2,120)	(408)
Economic hedges [Member] | Net gains on trading and securities [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gains on trading and securities [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1,167)	(2,120)	(408)
Economic hedges [Member] | Net gains on trading and securities [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gains on trading and securities [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(559)	(83)	658
Economic hedges [Member] | Other [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(93)	1	(15)
Economic hedges [Member] | Other [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(25)	(2)	4
Economic hedges [Member] | Other [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(455)	(77)	669
Economic hedges [Member] | Other [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	14	(5)	0
Economic hedges [Member] | Personnel expense [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(778)
Economic hedges [Member] | Personnel expense [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0
Economic hedges [Member] | Personnel expense [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(778)
Economic hedges [Member] | Personnel expense [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0
Economic hedges [Member] | Personnel expense [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0
Customer accommodation trading and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	707	(4,933)	4,912
Customer accommodation trading and other derivatives [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	943	323	94
Customer accommodation trading and other derivatives [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	446	164	83
Customer accommodation trading and other derivatives [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(770)	(5,347)	4,096
Customer accommodation trading and other derivatives [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	89	47	638
Customer accommodation trading and other derivatives [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1)	(120)	1
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	1,964	418	(352)
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	1,964	418	(352)
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Net gains on trading and securities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(923)	(4,867)	5,667
Customer accommodation trading and other derivatives [Member] | Net gains on trading and securities [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1,021)	(95)	446
Customer accommodation trading and other derivatives [Member] | Net gains on trading and securities [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	446	164	83
Customer accommodation trading and other derivatives [Member] | Net gains on trading and securities [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(436)	(4,863)	4,499
Customer accommodation trading and other derivatives [Member] | Net gains on trading and securities [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	89	47	638
Customer accommodation trading and other derivatives [Member] | Net gains on trading and securities [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1)	(120)	1
Customer accommodation trading and other derivatives [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(334)	(484)	(403)
Customer accommodation trading and other derivatives [Member] | Other [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Other [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Other [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(334)	(484)	(403)
Customer accommodation trading and other derivatives [Member] | Other [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Other [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	$ 0	$ 0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Commodity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Equity contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Foreign exchange contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0
Customer accommodation trading and other derivatives [Member] | Personnel expense [Member] | Credit contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	$ 0